Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash Flows from Operating Activities:
Net income from operations	$ 1,539,227	$ 1,187,581	$ 1,185,146
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	173,950	123,270	94,409
Amortization of intangible assets	6,967	6,169	4,819
Bad debt provision	66,898
Deferred income taxes	(7,723)	(5,851)
Changes in operating assets and liabilities:
Accounts receivable	(1,811,078)	384,434	(942,970)
Inventories	177,638	(274,384)	384,224
Advance to suppliers	(106,456)	(82,618)	219,768
Amounts due from related parties	125,128	942,355	571,744
Prepayments, receivables and other assets	144,754	(809,706)	296,194
Accounts payable	(567,313)	966,573	(1,472,317)
Advances from customers	(216,518)	(331,693)	78,738
Amounts due to related parties		(579,147)	(266,023)
Accrued expenses and other current liabilities	310,315	(203,895)	(248,651)
Income tax payable	249,577	519,601	387,961
Notes receivable	202,575	(287,528)
Notes payable	(127,034)	365,000
Refund liabilities	78,285
Net Cash Provided by Operating Activities	239,192	1,920,161	293,042
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(535,825)	(436,017)	(179,176)
Purchase of intangible assets	(11,279)	(21,032)	(7,132)
Construction in progress	(62,981)	(593,676)
Restricted cash
Net Cash Used in Investing Activities	(610,085)	(1,050,725)	(186,308)
Cash Flows From Financing Activities:
Repayments of short-term bank borrowings		(314,216)	(50,560)
Short-term borrowings	27,805
Net proceeds from initial public offering	6,490,494
Borrowing from shareholders	1,542,574
Borrowing from related party	939,521
Long-term payable	41,689
Net Cash Provided by(Used in) Financing Activities	9,042,083	(314,216)	(50,560)
Effect of Exchange Rate Changes on Cash	(37,024)	36,977	(2,043)
Net Increase/(Decrease) In Cash	8,634,166	592,197	54,131
Cash, cash equivalents and restricted cash at Beginning of Year	560,252	65,570	11,439
Cash, cash equivalents and restricted cash at End of Year	9,130,849	560,252	65,570
Supplemental Disclosure of Non-Cash Activities
Shares issued to underwriter	770,045
Supplemental Cash Flow Information
Cash paid for interest expense	1,489		197
Cash paid for income tax	$ 51,760	$ 22,359	$ 7,088